Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net loss	$ (19,619)	$ (24,462)
Items not affecting cash:
Amortization (notes 7 and 8)	2,984	2,177
Amortization of deferred financing fees	250	525
Stock-based compensation expense, net (note 13)	260	2,205
Write-down of inventory (note 6)	159	2,028
Loss on extinguishment of long-term debt (note 10)	(1,402)	0
Unrealized foreign exchange loss (gain)	210	(43)
Changes in operating assets and liabilities:
Restricted cash	(296)	(31)
Accounts receivable	506	3,067
Inventories	(375)	(1,094)
Prepaid expenses and other assets	(37)	212
Deferred revenue	(272)	1,885
Accounts payable and accrued liabilities	(1,123)	(2,776)
Other long-term liabilities	(31)	0
Net cash used in operating activities	(15,982)	(16,307)
Investing activities:
Purchase of property and equipment	(9)	(132)
Purchase of intangible assets	(13,628)	(39)
Net cash used in investing activities	(13,637)	(171)
Financing activities:
Issuance of common stock (note 12(b))	35,341	28,334
Share issue costs	(2,746)	(1,650)
Issuance of common stock upon exercise of stock options (note 12(b))	0	293
Proceeds from issuance of long-term debt (note 10)	20,000	0
Financing fees on issuance of long-term debt (note 10)	(713)	(106)
Repayment of long-term debt (note 10)	(10,000)	(2,000)
Payment of fees on extinguishment of long-term debt (note 10)	(1,146)	0
Payment of deferred consideration (note 11)	(2,174)	(3,049)
Net cash provided by financing activities	38,562	21,822
Increase in cash and cash equivalents during the year	8,943	5,344
Effect of foreign exchange rate changes on cash and cash equivalents	154	(391)
Cash and cash equivalents, beginning of year	17,661	12,708
Cash and cash equivalents, end of year	26,758	17,661
Supplemental cash flow information:
Interest paid	2,329	1,826
Interest received	17	20
Cash (received) paid for income taxes	$ (109)	$ 693